Berkshire Focus Fund
INVESTMENT OBJECTIVE
The Berkshire Focus Fund’s goal is to seek long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Berkshire Focus Fund USD ($)
Sales Charge (Load) Imposed on Purchases	none
Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	2.00%
Wire Redemption Fee	$ 20
IRA Custodian Fee	$ 8

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Berkshire Focus Fund
Management Fee	1.50%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.99%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Berkshire Focus Fund | USD ($)	202	624	1,073	2,317

Portfolio Turnover

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 456% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Berkshire Focus Fund is a “non-diversified” portfolio and invests primarily in common stocks that are selected for their long-term growth potential. The Fund may invest in companies of any size. The Fund concentrates its investments in the electronic technology industry, which means more than 25%, and as much as 100%, of the Fund’s total assets can be invested in that particular industry. The Fund will normally hold a core position of between 20 and 30 common stocks, although the number of securities held by the Fund may occasionally exceed this range at times. In selecting investments for the Fund, the investment adviser uses a “bottom-up” approach to stock selection. This approach to investing refers to a selection process in which the Fund’s investment adviser looks at companies one at a time to determine if a company is an attractive investment opportunity. The Fund may sell securities of a company if the investment adviser determines that the current market price exceeds the value of the company, alternative investments present better potential for capital appreciation, or for other reasons. The Fund may invest without limitation in foreign securities and certain types of exchange traded funds. Although some of the Fund’s holdings may produce dividends, interest, or other income, current income is not a consideration when selecting the Fund’s investments. The Fund’s investment adviser employs a flexible investment style and seeks to take advantage of opportunities as they arise. As a consequence of the Fund’s investment strategy, the Fund generally has a high rate of portfolio turnover.

PRINCIPAL INVESTMENT RISKS

Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The Fund’s performance or peer group ranking, especially for short time periods, should not be the sole factor in making an investment decision. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund. The principal risks associated with an investment in the Fund include the following:

Equity Securities and Market Risk. The financial risk that the investment adviser may select individual companies that do not perform as anticipated, the risk that the stocks and markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies and stock markets may go through periods of decline and cyclical change.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Non-Diversification Risk. The Fund is classified as a “non-diversified” portfolio which means it may hold fewer securities than a diversified fund because it may invest a greater percentage of its assets in a smaller number of securities.

Industry Risk. The Fund concentrates its investments in the “electronic technology industry.” As a result, the Fund is subject to the risk that stocks within the same industry will decline in price due to industry-specific market or economic developments.

Small Company Risk. The Fund’s investments may be in companies that have small or medium market capitalizations and may involve greater risks than are customarily associated with larger, more established companies. These companies tend to be less liquid and have greater price volatility.

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its investment objective and is likely to have an annual portfolio turnover rate of over 100%. High rates of portfolio turnover (100% or more) entail transaction costs that could impact the Fund’s performance, and may increase taxable distributions.

Foreign Investment Risk. The Fund may invest without limitation in companies that trade on U.S. exchanges as American Depositary Receipts or on foreign exchanges. Investments in foreign securities are subject to risks of possible adverse political and economic developments abroad. Foreign securities markets may also be less liquid and more volatile than U.S. markets.

Exchange Traded Fund Risk. An investment in an exchange traded fund carries security specific risk and market risk. Also, if the sector of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the exchange traded fund may decline.

Key Personnel Risk. If one or more key individuals become unavailable to the investment adviser, including the Fund’s portfolio manager, who is important to the management of the Fund’s assets, the Fund could suffer material adverse effects, including substantial share redemptions that could require the Fund to sell portfolio securities at times when markets are not favorable.

PERFORMANCE

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to year for the past ten years, together with the best and worst quarters during that time. The table shows how the Fund’s average annual returns (before and after taxes) for the periods of one year, five years, and ten years, compared to those of broad-based securities market indices. All presentations assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

CALENDAR YEAR TOTAL RETURNS

Best Quarter (3/31/12) +28.45% Worst Quarter (3/31/08) -28.38%
Average Annual Total Return (for periods ended 12/31/15)
Average Annual Total Returns - Berkshire Focus Fund	1 Year	5 Years	10 Years
Berkshire Focus Fund	13.32%	12.25%	11.44%
Berkshire Focus Fund | After Taxes on Distributions	10.97%	10.66%	10.64%
Berkshire Focus Fund | After Taxes on Distributions and Sales	9.47%	9.21%	9.23%
Dow Jones Industrial Average (reflects no deduction for fees, expenses or taxes)	0.21%	11.30%	7.75%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Nasdaq Composite Index (reflects no deduction for fees, expenses or taxes)	7.11%	15.01%	9.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.